Note 13 - Commitments (Details) (USD $)	Dec. 31, 2013	Jun. 30, 2014
Note 13 - Commitments (Details) [Line Items]
Supplemental Unemployment Benefits, Severance Benefits	$ 600,000
Compensation Agreements With CEO And CFO Member] | CEO and President Each [Member]
Note 13 - Commitments (Details) [Line Items]
Other Commitment		125,000
Other Employees [Member]
Note 13 - Commitments (Details) [Line Items]
Other Commitment		120,000
CEO and President Each [Member]
Note 13 - Commitments (Details) [Line Items]
Accrued Salaries	250,000
Accrued Bonuses	$ 125,000